Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Schedule of presents components revenue	The following table presents the components of our revenue:
	Three months ended
	March 31,
	2023	2022
Cost plus fixed fee	$1,949,509	$1,423,259
Firm fixed-price	871,271	434,373
Firm fixed-price-vehicle lease	-	378,333
Total	$2,820,780	$2,235,965
The following table presents the components of our revenue:
	Year Ended December 31,
	2022	2021
Cost plus fixed fee	$6,898,450	$2,856,858
Firm fixed-price	3,023,176	4,978,015
Firm fixed-price-vehicle lease	1,513,333	756,667
Total	$11,434,959	$8,591,540

Schedule of unfulfilled performance obligations	The following table summarizes the expected revenue from our unfilled performance obligations as of March 31, 2023:
	Expected Revenue from Unfulfilled Performance Obligations by Period
($ in millions)	Total	2023	2024

Unfulfilled performance obligations:
Performance obligations	$8.2	$1.2	$7.0

Total unfulfilled performance obligations	$8.2	$1.2	$7.0
The following table summarizes the expected revenue from our unfilled performance obligations as of December 31, 2022:
($ in millions)	Expected Revenue from Unfulfilled Performance Obligations by Period
	Total	2023	2024
Unfulfilled performance obligations:
Performance obligations	$11.1	$7.0	$4.1
Total unfulfilled performance obligations	$11.1	$7.0	$4.1